Statements of Cash Flows	12 Months Ended
Dec. 31, 2024
Text block [abstract]
Statements of Cash Flows
38.	Statements of Cash Flows

(1)	Adjustments for income and expenses from operating activities for the years ended December 31, 2024, 2023 and 2022 are as follows:

(In millions of won)
	2024		2023	2022
Interest income	₩	(87,245)	(70,055)	(58,472)
Dividends		(35,818)	(43,014)	(2,552)
Gain on foreign currency translations		(9,344)	(1,199)	(2,095)
Gain on sale of accounts receivable – other		—	—	(1,043)
Gain (loss) relating to investments in subsidiaries, associates and joint ventures, net		(321,787)	(10,928)	81,707
Gain on disposal of property and equipment and intangible assets		(37,316)	(21,898)	(15,985)
Gain relating to financial instruments at FVTPL		(190,368)	(115,043)	(94,393)
Other income		—	—	(6,515)
Interest expense		403,129	389,813	328,307
Loss on foreign currency translations		3,575	1,227	3,814
Loss on sale of accounts receivables-other		35,317	65,027	61,841
Income tax expense		374,670	342,242	288,321
Expense related to defined benefit plan		130,581	124,439	134,509
Share option		6,696	18,889	84,463
Bonus paid by treasury shares		24,988	20,420	25,425
Depreciation and amortization		3,699,890	3,750,796	3,755,312
Bad debt for accounts receivables – trade		49,865	37,906	27,053
Loss on disposal of property and equipment and intangible assets		17,427	9,369	20,465
Impairment loss on property and equipment and intangible assets		94,736	10,369	17,027
Bad debt for accounts receivable – other		4,838	5,256	3,011
Loss relating to financial instruments at FVTPL		133,006	49,641	41,597
Loss on disposal of investment assets		—	—	1,283
Other expenses		—	—	26,358
Other income (expenses)		16,373	(16,919)	—

	₩	4,313,213	4,546,338	4,719,438

(2)	Changes in assets and liabilities from operating activities for the years ended December 31, 2024, 2023 and 2022 are as follows:

(In millions of won)
	2024		2023	2022
Accounts receivable – trade	₩	(69,043)	(46,531)	(60,546)
Accounts receivable – other		(51,028)	79,223	54,988
Advanced payments		4,503	3,986	(25,377)
Prepaid expenses		(11,233)	(2,262)	11,989
Inventories		(35,661)	(17,549)	39,633
Long-term accounts receivable – other		135,823	66,036	(74,729)
Contract assets		(6,966)	3,877	(13,400)
Guarantee deposits		15,552	(2,117)	6,245
Accounts payable – trade		(10,039)	50,442	(101,465)
Accounts payable – other		(161,778)	(188,318)	369,693
Withholdings		138,672	(3,714)	4,964
Contract liabilities		17,213	(19,620)	18,910
Deposits received		(1,835)	(1,744)	99
Accrued expenses		81,025	(73,734)	116,039
Provisions		(160)	(566)	(20)
Long-term provisions		(357)	(1,061)	(13,792)
Plan assets		6,110	(17,772)	(132,131)
Retirement benefits payment		(157,801)	(99,396)	(79,117)
Others		(1,810)	(3,343)	(3,877)

	₩	(108,813)	(274,163)	118,106

(3)	Material non-cash transactions for the years ended December 31, 2024, 2023 and 2022 are as follows:

(In millions of won)
	2024		2023	2022
Decrease in accounts payable – other relating to the acquisition of property and equipment and intangible assets	₩	(130,413)	(305,823)	(39,977)
Increase of right-of-use assets		523,494	345,761	720,932
Transfer from property and equipment to investment property		(5,482)	13,900	4,732
Increase in accounts payable – other relating to the acquisition of shares		1,195,642	—	—

(4)	Reconciliation of liabilities arising from financing activities for the years ended December 31, 2024 and 2023 are as follows:

(In millions of won)
	2024
	January 1, 2024		Cash flows		Non-cash transactions
					Exchange rate changes(*)	Fair value changes	Other changes	December 31, 2024
Total liabilities from financing activities:
Short-term borrowings	₩	—		100,000	—	—	—	100,000
Long-term borrowings		718,078		(202,500)	—	—	22	515,600
Debentures		8,325,643		725	179,773	—	5,139	8,511,280
Lease liabilities		1,611,433		(381,347)	—	—	407,865	1,637,951
Long-term payables – other		1,260,453		(369,150)	—	—	16,417	907,720
Derivative financial liabilities		(9,212)		—	—	8,464	—	(748)
Derivative financial assets		(116,210)		—	—	(154,587)	—	(270,797)

	₩	11,790,185		(852,272)	179,773	(146,123)	429,443	11,401,006
Other cash flows from financing activities:
Payments of cash dividends			₩	(804,317)
Payments of interest on hybrid bonds				(19,800)
Acquisition of treasury shares				(15,788)
Cash outflow from transactions with the non-controlling shareholders				(133,393)
Cash inflow from transactions with the non-controlling shareholders				15,717

				(957,581)

			₩	(1,809,853)

(*)	The effect of changes in foreign exchange rates for financial liabilities at amortized cost.

(4)	Reconciliation of liabilities arising from financing activities for the years ended December 31, 2024 and 2023 are as follows, Continued:

(In millions of won)
	2023
	January 1, 2023		Cash flows		Non-cash transactions
					Exchange rate changes(*)	Fair value changes	Other changes	December 31, 2023
Total liabilities from financing activities:
Short-term borrowings	₩	142,998		(142,998)	—	—	—	—
Long-term borrowings		793,113		(75,050)	—	—	15	718,078
Debentures		8,366,693		(84,082)	36,701	—	6,331	8,325,643
Lease liabilities		1,782,057		(402,465)	—	—	231,841	1,611,433
Long-term payables – other		1,638,341		(400,245)	—	—	22,357	1,260,453
Derivative financial liabilities		—		—	—	(9,212)	—	(9,212)
Derivative financial assets		(267,151)		183,090	—	(32,149)	—	(116,210)

	₩	12,456,051		(921,750)	36,701	(41,361)	260,544	11,790,185
Other cash flows from financing activities:
Payments of cash dividends			₩	(773,806)
Payments of interest on hybrid bonds				(17,283)
Acquisition of treasury shares				(285,487)
Proceeds of hybrid bonds				398,509
Redemption of hybrid bonds				(400,000)
Cash inflow from transactions with the non-controlling shareholders				160
Cash outflow from transactions with the non-controlling shareholders				(21,333)

				(1,099,240)

			₩	(2,020,990)

(*)	The effect of changes in foreign exchange rates for financial liabilities at amortized cost.